Investments in affiliated companies (Tables)	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
The following table includes the Group’s carrying amounts and percentages of ownership of the investments in affiliated companies under the equity and cost methods as of December 31, 2016 and the carrying amounts as of December 31, 2015:

	December	December 31, 2016
	31, 2015		Percentage
	RMB	RMB	Ownership
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note b)	60,391	—	—
Shanghai Sailing Xili Equity Investment Fund LLP (note f)	143,749	126,498	50.80%
Tongmei Yingli New Energy Industry Co., Ltd. (note g)	30,347	30,347	30%
Shandong Hi-speed Yingli New Energy Co., Ltd. (note i)	16,985	15,528	35%
Solariant Portfolio Two Godo Kaisha (note h)	27,401	—	—
Others	13,597	13,597

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note c)	11,875	11,875	10%
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note e)	150,000	150,000	2.97%
Others	5,376	7,347
Total	459,721	355,192

Investments In Affiliates Rollforward [Table Text Block]
The movements of the investments in affiliated companies are as follows:

	Balances at		Share of Profits /			Balances at December 31,
	January 1, 2014	Investments	(Losses)	Disposal	Others	2014
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note b)	52,460	—	2,335	—	(3,071)	51,724
Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. (note d)	1,941	—	—	(1,941)	—	—
Shanghai Sailing Xili Equity Investment Fund LLP (note f)	—	153,000	(90)	—	—	152,910
Tongmei Yingli New Energy Industry Co., Ltd.(note g)	—	30,000	—	—	—	30,000
Solariant Portfolio Two Godo Kaisha (note h)	—	7,782	—	—	—	7,782
Others	—	12,000	—	—	—	12,000

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note c)	11,875	—	—	—	—	11,875
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note e)	150,000	—	—	—	—	150,000
Others	—	7,010	—	—	—	7,010
Total	216,276	209,792	2,245	(1,941)	(3,071)	423,301

	Balances at		Share of Profits /			Balances at December 31,
	January 1, 2015	Investments	(Losses)	Disposal	Others	2015
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note b)	51,724	—	8,413	—	254	60,391
Shanghai Sailing Xili Equity Investment Fund LLP (note f)	152,910	—	(9,161)	—	—	143,749
Tongmei Yingli New Energy Industry Co., Ltd. (note g)	30,000	—	347	—	—	30,347
Shandong Hi-speed Yingli New Energy Co., Ltd (note i).	—	17,500	(428)	—	(87)	16,985
Solariant Portfolio Two Godo Kaisha (note h)	7,782	20,580	—	—	(961)	27,401
Others	12,000	1,597	—	—	—	13,597

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note c)	11,875	—	—	—	—	11,875
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note e)	150,000	—	—	—	—	150,000
Others	7,010	2,921	—	(4,555)	—	5,376
Total	423,301	42,598	(829)	(4,555)	(794)	459,721

							Balances at
	Balances at		Share of Profits /				December 31,
	January 1, 2016	Investments	(Losses)	Disposal	Impairment	Other	2016
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note b)	60,391	—	1,154	(61,545)	—	—	—
Shanghai Sailing Xili Equity Investment Fund LLP (note f)	143,749	—	—	—	(17,251)	—	126,498
Tongmei Yingli New Energy Industry Co., Ltd. (note g)	30,347	—	—	—	—	—	30,347
Shandong Hi-speed Yingli New Energy Co., Ltd (note i).	16,985	—	(1,457)	—	—	—	15,528
Solariant Portfolio Two Godo Kaisha (note h)	27,401	—	—	(26,367)	—	(1,034)	—
Others	13,597	—	—	—	—	—	13,597

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note c)	11,875	—	—	—	—	—	11,875
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note e)	150,000	—	—	—	—	—	150,000
Others	5,376	1,971	—	—	—	—	7,347
Total	459,721	1,971	(303)	(87,912)	(17,251)	(1,034)	355,192

(a)
The Company’s 50% equity investment in Tibet Tianwei Yingli New Energy Resources Co., Ltd. (“Tibetan Yingli”) is accounted for under equity method. Given the continuing losses sustained by Tibetan Yingli, the Company recorded a full impairment provision of RMB 8,720 for this equity investment during the year ended December 31, 2011. In 2014, 2015 and 2016, Tibetan Yingli continued to incur losses and the carrying value of the Company’s investment in Tibetan Yingli remained as nil and no further loss was recognized as of December 31, 2014, 2015 and 2016.

(b)
In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Tianneng Power Co., Ltd. (“Hainan Tianneng”). Yingli China contributed RMB 6,000 to acquire a 20% equity interest.  In 2011, Yingli China further injected cash of RMB 20,362 while the other investors made proportional cash injection to remain the same ownership interest for each investor. In 2012, the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by Yingli China to 11.45% as of December 31, 2012. In June and July 2013, Hainan Yingli made capital injections in the amount of RMB 40 million and RMB 12 million respectively, to acquire 18.31% equity interest of Hainan Tianneng in total. Together with the equity interest held by Yingli China (9.35%), the Company (including both Yingli China and Hainan Yingli) holds 27.66% equity interest in Hainan Tianneng as of December 31, 2013 and 2014. In May 2015, one of the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by the Company to 26.53% as of December 31, 2015. The investment is accounted for under equity method. In December 2016, as discussed in note 15(b), Yingli China and Hainan Yingli transferred all of the equity interest in Hainan Tianneng to the other investor. The total consideration was RMB 95,840 (US$ 13,804) and a gain of RMB 34,295 (US$ 4,940) was recognized in “Other Income” in the Consolidated statement of Comprehensive Loss for year ended December 31, 2016.

(c)
In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Green Energy Power System Engineering Co., Ltd. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.

(d)
In September 2011, Yingli Beijing and a subsidiary of Yingli Group, established Yingli Shuntong (Beijing) International Freight Agency Co., Ltd (“Shuntong Wuliu”). Yingli Beijing contributed RMB 1,470 to acquire 49% equity interest. As of December 31, 2013, the investment is accounted for under equity method. In December 2014, Yingli Beijing disposed all its equity interest in Shuntong Wuliu to Tianjin Yingli Bubalus Logistics Co., Ltd., a related party of the Company. The total consideration was RMB 1,941 and no gain or loss arose from this transaction.

(e)
In November 2012, Yingli China and Hainan Yingli, along with 35 other entities unrelated to the Company, participated in the establishment of Guokai Siyuan (Beijing) Investment Fund Co., Ltd.. The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State. The Company contributed RMB 150,000 to acquire a 2.97% equity interest. The investment is accounted for under cost method.  The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd. Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties.

(f)
In August 2014, Yingli China and Shanghai Sailing Capital Management Co., Ltd. (“Shanghai Sailing”), unrelated to the Company, set up a fund called Shanghai Sailing Xili Equity Investment Fund LLP (“Sailing Fund”). The capital size of Sailing Fund is of RMB 1,004,000 and its principal activities are to make equity investments to new energy industries. According to the agreement, Sailing Fund is jointly controlled by Shanghai Sailing and Yingli China with shares of interest of 49.2% and 50.8%, respectively. As of December 31, 2015, total capital injected by Yingli China is RMB 153,000 (US$  23,619) while Shanghai Sailing also made cash injection proportionally based on the agreed percentage of shares of interest between the parties in Sailing Fund. Therefore, the investment is accounted for under equity method. In March 2016, all partners of Sailing Fund decided to liquidate Sailing Fund. Due to the liquidation has not completed, as of December 31, 2016, the investment was still recorded as long term investment, and the Company recorded an impairment provision of RMB 17,251(US$ 2,485) for this equity investment for the difference between the carry value of the long term investment and the fair value of the liquidation amount expected to be received.

(g)
In August 2014, Yingli China together with two other entities unrelated to the Company, established Tongmei Yingli New Energy Industry Co., Ltd. Yingli China contributed RMB 30,000 to acquire a 30% equity interest. The investment is accounted for under equity method.

(h)
In July 2013, Yingli Japan, together with two other entities unrelated to the Company, established Solariant Portfolio Two Godo Kaisha (the project“SPC”) to acquire 49.48% equity interest. Yingli Japan made capital contribution of JPY 151,500 (RMB  7,782 equivalent) in 2014. Pursuant to an agreement entered into by all parties in early 2015, SPC transferred SPC’s payables of JPY 395,000 (RMB 20,580 equivalent, US$ 3,177) to Yingli Japan, which was treated as a capital injection, meanwhile, the other two investors also made capital injection to SPC. After the transaction was made, total investment by Yingli Japan was amounted to JPY 546,500 and equity interest owned by Yingli Japan decreased to 37.5%. In July 2015, Yingli Japan together with other two investors of SPC, entered into several agreement to transfer 100% of equity interest of SPC to another entity unrelated to the Company. As of December 31, 2015, due to that the share transfer has not completed, partial consideration of JPY 815,700 (RMB  42,499 equivalent) received was recorded in “Other current liabilities and accrued expenses” in Consolidated Balance Sheets. In 2016, the transaction had been completed and according to the final equity transferring contract, the consideration would be paid through five installment (with the fifth being contingent, as discussed below) and as of December 31, 2016, Yingli Japan had received the first four installment of total JPY 1,565,500 (RMB 89,197 equivalent), and a disposal gain of JPY 1,052,422 (RMB 62,830 equivalent), which was the difference between the carry value of the long term investment at the disposal date and the JPY 1,565,500 (RMB 89,197 equivalent), was recognized in “Other Income” in the Consolidated Statements of Comprehensive Loss. The gain was mainly resulted from the unrecognized assets related to the entitlement granted to Solariant for the construction of the project assets. Since the fifth installment of JPY261,800 is contingent and won’t be paid to Yingli Japan until the project asset owned by the SPC is connected to the grid, no receivables and gain of the fifth installment was recognized in 2016.

(i)
In June 2015, Yingli Beijing and two other entities, unrelated to the Company, established Shandong Hi-speed Yingli New Energy Co., Ltd. (“Shandong Hi-speed Yingli”). Yingli Beijing has contributed RMB 17,500 to acquire a 35% common stock equity interest. The investment is accounted for under equity method.